SCHEDULE OF FINANCE EXPENSES (Details) (Parenthetical) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Interest payments on debentures in shares	$ 897	$ 921
Additional accretion on debentures	1,971	$ 1,459
Current service cost accretion	$ 387		$ 199